Schedule I: Financial Information of Aetna Inc. (Parent Company Only) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Statements of Income [Abstract]
Net investment income	$ 930,800,000		$ 1,056,300,000		$ 1,036,400,000
Other income	3,716,100,000	[1]	3,529,500,000	[1]	3,536,500,000	[1]
Net realized capital gains (losses)	167,900,000		227,500,000		55,000,000
Total revenue	33,779,800,000		34,246,000,000		34,764,100,000
Operating expenses	6,804,400,000		6,519,000,000		6,383,000,000
Interest expense	246,900,000		254,600,000		243,400,000
Income before income taxes	3,077,800,000		2,644,200,000		1,901,200,000
Income tax benefit	(1,092,100,000)		(877,400,000)		(624,700,000)
Equity in earnings (losses) of affiliates, net	(1,400,000)		33,100,000		15,700,000
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Current assets: [Abstract]
Cash and cash equivalents	679,700,000		1,867,600,000		1,203,600,000
Investments	2,211,800,000		2,169,700,000
Other receivables	701,500,000		692,600,000
Income taxes receivable	161,900,000		210,100,000
Deferred income taxes	387,200,000		327,000,000
Other current assets	790,700,000		651,300,000
Total current assets	5,890,000,000		6,994,200,000
Deferred income taxes			29,900,000
Other long-term assets	760,600,000		742,400,000
Total assets	38,593,100,000		37,739,400,000		38,550,400,000
Current liabilities [Abstract]
Short-term debt	425,900,000
Current portion of long-term debt			899,900,000
Accrued expenses and other current liabilities	2,520,300,000		2,436,800,000
Total current liabilities	8,522,200,000		8,736,900,000
Long-term debt, less current portion	3,977,700,000		3,482,600,000
Other long-term liabilities	1,595,800,000		1,226,500,000
Total liabilities	28,472,900,000		27,848,600,000
Shareholders' equity [Abstract]
Common stock ($.01 par value; 2.6 billion shares authorized and 349.7 million shares issued and outstanding in 2011; 2.7 billion shares authorized and 384.4 million shares issued and outstanding in 2010) and additional paid-in capital	962,800,000		651,500,000
Retained earnings	10,346,600,000		10,401,900,000
Accumulated other comprehensive loss	(1,189,200,000)		(1,162,600,000)
Total shareholders' equity	10,120,200,000		9,890,800,000		9,503,800,000
Total liabilities and shareholders' equity	38,593,100,000		37,739,400,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)	384,400,000
Balance at beginning of period	9,890,800,000		9,503,800,000		8,186,400,000
Cumulative effect of adopting new accounting standard
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Net unrealized gains on securities	203,100,000		114,300,000		619,000,000
Net foreign currency and derivative gains	(6,400,000)		(52,600,000)		34,000,000
Pension and OPEB plans	(223,300,000)		(1,300,000)		59,000,000
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Common shares issued for benefit plans, including tax benefits	311,700,000		181,900,000		119,200,000
Repurchases of common shares (in shares)	(45,100,000)		(52,400,000)		(28,900,000)
Repurchases of common shares	(1,813,000,000)		(1,606,000,000)		(773,000,000)
Dividends declared	(228,400,000)		(16,100,000)		(17,300,000)
Balance at end of period (in shares)	349,700,000		384,400,000
Balance at end of period	10,120,200,000		9,890,800,000		9,503,800,000
Cash flows from operating activities: [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Adjustments to reconcile net income to net cash used for operating activities:
Equity in earnings of affiliates	1,400,000		(33,100,000)		(15,700,000)
Stock-based compensation expense	141,400,000		110,400,000		90,700,000
Net realized capital (gains) losses	(167,900,000)		(227,500,000)		(55,000,000)
Net change in other assets and other liabilities	(21,500,000)		309,300,000		(570,400,000)
Net cash provided by operating activities	2,507,800,000		1,412,100,000		2,488,300,000
Net cash provided by (used for) operating activities [Abstract]
Proceeds from sales and maturities of investments	10,045,600,000		11,966,700,000		10,029,600,000
Cost of investments	(9,998,100,000)		(11,043,400,000)		(11,592,200,000)
Cash used for acquisitions, net of cash acquired	(1,555,700,000)		(100,000)		(75,100,000)
Net cash provided by investing activities	(1,880,200,000)		634,500,000		(1,999,700,000)
Cash flows from financing activities: [Abstract]
Net repayment of long-term debt	(900,000,000)
Net issuance of long-term debt	480,100,000		697,800,000
Net issuance (repayment) of short-term debt	425,900,000		(480,800,000)		266,100,000
Common shares issued under benefit plans	125,500,000		43,200,000		14,800,000
Stock-based compensation tax benefits	38,500,000		22,500,000		5,100,000
Common shares repurchased	(1,813,000,000)		(1,606,000,000)		(773,000,000)
Collateral held on interest rate swaps	(2,000,000)		(41,700,000)		41,700,000
Dividends paid to shareholders	(167,200,000)		(16,100,000)		(17,300,000)
Net cash used for financing activities	(1,815,500,000)		(1,382,600,000)		(464,500,000)
Net (decrease) increase in cash and cash equivalents	(1,187,900,000)		664,000,000		24,100,000
Cash and cash equivalents, beginning of period	1,867,600,000		1,203,600,000		1,179,500,000
Cash and cash equivalents, end of period	679,700,000		1,867,600,000		1,203,600,000
Supplemental Cash Flow Information [Abstract]
Interest paid	254,000,000		243,000,000		244,000,000
Common Stock [Member]
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)	384,400,000		430,800,000		456,300,000
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits (in shares)	10,400,000		6,000,000		3,400,000
Repurchases of common shares (in shares)	(45,100,000)		(52,400,000)		(28,900,000)
Balance at end of period (in shares)	349,700,000		384,400,000		430,800,000
Common Stock Including Additional Paid in Capital [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	962,800,000		651,500,000		470,100,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	651,500,000		470,100,000		351,200,000
Comprehensive income:
Net income
Other comprehensive income:
Net unrealized gains on securities
Net foreign currency and derivative gains
Pension and OPEB plans
Other comprehensive income
Common shares issued for benefit plans, including tax benefits	311,700,000		181,900,000		119,200,000
Repurchases of common shares	(400,000)		(500,000)		(300,000)
Dividends declared
Balance at end of period	962,800,000		651,500,000		470,100,000
Cash flows from operating activities: [Abstract]
Net income
Retained Earnings [Member]
Statements of Income [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Shareholders' equity [Abstract]
Total shareholders' equity	10,346,600,000		10,401,900,000		10,256,700,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	10,401,900,000		10,256,700,000		9,716,500,000
Cumulative effect of adopting new accounting standard					53,700,000
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Net unrealized gains on securities
Net foreign currency and derivative gains
Pension and OPEB plans
Other comprehensive income
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares	(1,812,600,000)		(1,605,500,000)		(772,700,000)
Dividends declared	(228,400,000)		(16,100,000)		(17,300,000)
Balance at end of period	10,346,600,000		10,401,900,000		10,256,700,000
Cash flows from operating activities: [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Accumulated Other Comprehensive Loss [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	(1,189,200,000)		(1,162,600,000)		(1,223,000,000)
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	(1,162,600,000)		(1,223,000,000)		(1,881,300,000)
Cumulative effect of adopting new accounting standard					(53,700,000)
Comprehensive income:
Net income
Other comprehensive income:
Net unrealized gains on securities	203,100,000		114,300,000		619,000,000
Net foreign currency and derivative gains	(6,400,000)		(52,600,000)		34,000,000
Pension and OPEB plans	(223,300,000)		(1,300,000)		59,000,000
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares
Dividends declared
Balance at end of period	(1,189,200,000)		(1,162,600,000)		(1,223,000,000)
Cash flows from operating activities: [Abstract]
Net income
Comprehensive Income [Member]
Statements of Income [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Total comprehensive income	1,959,100,000		1,827,200,000		1,988,500,000
Cash flows from operating activities: [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Parent Company [Member]
Statements of Income [Abstract]
Net investment income	800,000		1,500,000		2,800,000
Other income	200,000				30,200,000
Net realized capital gains (losses)	400,000		3,000,000		(3,500,000)
Total revenue	1,400,000		4,500,000		29,500,000
Operating expenses	157,800,000		(27,800,000)		95,800,000
Interest expense	246,900,000		254,600,000		243,500,000
Total expenses	404,700,000		226,800,000		339,300,000
Income before income taxes	(403,300,000)		(222,300,000)		(309,800,000)
Income tax benefit	140,100,000		66,600,000		104,700,000
Equity in earnings (losses) of affiliates, net	2,248,900,000	[2]	1,922,500,000	[2]	1,481,600,000	[2]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Amortization of Acquired Intangible Assets	78,500,000		61,900,000		63,200,000
Current assets: [Abstract]
Cash and cash equivalents	37,600,000		479,500,000		75,300,000
Investments	38,700,000		90,000,000
Other receivables			73,100,000
Dividend receivable from affiliate	425,000,000
Income taxes receivable	13,900,000		24,600,000
Deferred income taxes	49,800,000		50,800,000
Other current assets	31,900,000		14,300,000
Total current assets	596,900,000		732,300,000
Investment in affiliates	15,354,400,000	[3]	14,293,300,000	[3]
Deferred income taxes	482,600,000		471,400,000
Other long-term assets	30,000,000		28,100,000
Total assets	16,463,900,000		15,525,100,000
Current liabilities [Abstract]
Short-term debt	425,900,000
Current portion of long-term debt			899,900,000
Accrued expenses and other current liabilities	769,500,000		316,200,000
Total current liabilities	1,195,400,000		1,216,100,000
Long-term debt, less current portion	3,977,700,000		3,482,600,000
Employee benefit liabilities	1,132,200,000		897,100,000
Other long-term liabilities	38,400,000		38,500,000
Total liabilities	6,343,700,000		5,634,300,000
Shareholders' equity [Abstract]
Common stock ($.01 par value; 2.6 billion shares authorized and 349.7 million shares issued and outstanding in 2011; 2.7 billion shares authorized and 384.4 million shares issued and outstanding in 2010) and additional paid-in capital	962,800,000		651,500,000
Retained earnings	10,346,600,000		10,401,900,000
Accumulated other comprehensive loss	(1,189,200,000)		(1,162,600,000)
Total shareholders' equity	10,120,200,000		9,890,800,000		9,503,800,000
Total liabilities and shareholders' equity	16,463,900,000		15,525,100,000
Goodwill and Other Acquired Intangible Assets	7,200,000,000		5,600,000,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	9,890,800,000		9,503,800,000		8,186,400,000
Cumulative effect of adopting new accounting standard
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Net unrealized gains on securities	203,100,000		114,300,000		619,000,000
Net foreign currency and derivative gains	(6,400,000)		(52,600,000)		34,000,000
Pension and OPEB plans	(223,300,000)		(1,300,000)		59,000,000
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Common shares issued for benefit plans, including tax benefits	311,700,000		181,900,000		119,200,000
Repurchases of common shares	(1,813,000,000)		(1,606,000,000)		(773,000,000)
Dividends declared	(228,400,000)		(16,100,000)		(17,300,000)
Balance at end of period	10,120,200,000		9,890,800,000		9,503,800,000
Cash flows from operating activities: [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Adjustments to reconcile net income to net cash used for operating activities:
Equity in earnings of affiliates	(2,248,900,000)	[2]	(1,922,500,000)	[2]	(1,481,600,000)	[2]
Stock-based compensation expense	141,400,000		110,400,000		90,700,000
Net realized capital (gains) losses	(400,000)		(3,000,000)		3,500,000
Net change in other assets and other liabilities	388,700,000		(165,900,000)		151,000,000
Net cash provided by operating activities	266,500,000		(214,200,000)		40,100,000
Net cash provided by (used for) operating activities [Abstract]
Proceeds from sales and maturities of investments	51,200,000		1,100,000		20,900,000
Cost of investments			(42,200,000)		(1,000,000)
Dividends received from affiliates, net	1,768,700,000		2,040,600,000		444,100,000
Cash used for acquisitions, net of cash acquired	(716,100,000)
Net cash provided by investing activities	1,103,800,000		1,999,500,000		464,000,000
Cash flows from financing activities: [Abstract]
Net repayment of long-term debt	(900,000,000)
Net issuance of long-term debt	480,100,000		697,800,000
Net issuance (repayment) of short-term debt	425,900,000		(480,800,000)		266,100,000
Common shares issued under benefit plans	125,500,000		43,200,000		14,800,000
Stock-based compensation tax benefits	38,500,000		22,500,000		5,100,000
Common shares repurchased	(1,813,000,000)		(1,606,000,000)		(773,000,000)
Collateral held on interest rate swaps	(2,000,000)		(41,700,000)		41,700,000
Dividends paid to shareholders	(167,200,000)		(16,100,000)		(17,300,000)
Net cash used for financing activities	(1,812,200,000)		(1,381,100,000)		(462,600,000)
Net (decrease) increase in cash and cash equivalents	(441,900,000)		404,200,000		41,500,000
Cash and cash equivalents, beginning of period	479,500,000		75,300,000		33,800,000
Cash and cash equivalents, end of period	37,600,000		479,500,000		75,300,000
Supplemental Cash Flow Information [Abstract]
Interest paid	254,000,000		242,900,000		244,400,000
Income taxes refunded	247,600,000		198,500,000		62,900,000
Parent Company [Member] | Common Stock [Member]
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)	384,400,000		430,800,000		456,300,000
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits (in shares)	10,400,000		6,000,000		3,400,000
Repurchases of common shares (in shares)	(45,100,000)		(52,400,000)		(28,900,000)
Balance at end of period (in shares)	349,700,000		384,400,000		430,800,000
Parent Company [Member] | Common Stock Including Additional Paid in Capital [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	962,800,000		651,500,000		470,100,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	651,500,000		470,100,000		351,200,000
Comprehensive income:
Net income
Other comprehensive income:
Net unrealized gains on securities
Net foreign currency and derivative gains
Pension and OPEB plans
Other comprehensive income
Common shares issued for benefit plans, including tax benefits	311,700,000		181,900,000		119,200,000
Repurchases of common shares	(400,000)		(500,000)		(300,000)
Dividends declared
Balance at end of period	962,800,000		651,500,000		470,100,000
Cash flows from operating activities: [Abstract]
Net income
Parent Company [Member] | Retained Earnings [Member]
Statements of Income [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Shareholders' equity [Abstract]
Total shareholders' equity	10,346,600,000		10,401,900,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	10,401,900,000				9,716,500,000
Cumulative effect of adopting new accounting standard					53,700,000
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Net unrealized gains on securities
Net foreign currency and derivative gains
Pension and OPEB plans
Other comprehensive income
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares	(1,812,600,000)		(1,605,500,000)		(772,700,000)
Dividends declared	(228,400,000)		(16,100,000)		(17,300,000)
Balance at end of period	10,346,600,000		10,401,900,000
Cash flows from operating activities: [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Parent Company [Member] | Accumulated Other Comprehensive Loss [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	(1,189,200,000)		(1,162,600,000)		(1,223,000,000)
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	(1,162,600,000)		(1,223,000,000)		(1,881,300,000)
Cumulative effect of adopting new accounting standard					(53,700,000)
Comprehensive income:
Net income
Other comprehensive income:
Net unrealized gains on securities	203,100,000		114,300,000		619,000,000
Net foreign currency and derivative gains	(6,400,000)		(52,600,000)		34,000,000
Pension and OPEB plans	(223,300,000)		(1,300,000)		59,000,000
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares
Dividends declared
Balance at end of period	(1,189,200,000)		(1,162,600,000)		(1,223,000,000)
Cash flows from operating activities: [Abstract]
Net income
Parent Company [Member] | Comprehensive Income [Member]
Statements of Income [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Total comprehensive income	1,959,100,000		1,827,200,000		1,988,500,000
Cash flows from operating activities: [Abstract]
Net income	$ 1,985,700,000		$ 1,766,800,000		$ 1,276,500,000

[1]	Fees and other revenue include administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $63 million, $83 million and $81 million (net of pharmaceutical and processing costs of $1.3 billion, $1.4 billion and $1.6 billion) for 2011, 2010 and 2009 respectively.
[2]	Includes amortization of other acquired intangible assets after-tax of $78.5 million, $61.9 million and $63.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.
[3]	Includes goodwill and other acquired intangible assets of $7.2 billion and $5.6 billion at December 31, 2011 and 2010, respectively.